Selling and Marketing Expenses - Schedule of Selling and Marketing Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Selling and Marketing Expenses - Schedule of Selling and Marketing Expenses (Details) [Line Items]
Total	$ 771,176	$ 946,269	$ 962,479
Selling and Marketing Expenses [Member]
Selling and Marketing Expenses - Schedule of Selling and Marketing Expenses (Details) [Line Items]
Employee compensation and benefits	279,549	265,546	202,992
Travel and promotion	187,703	267,203	125,213
Shipping and handling	173,784	172,465	191,671
Insurance	5,593	0	12,233
Consulting fee	16,830	4,495	24,725
Inspection and certification fees	44,941	97,091	141,729
Entertainment	49,592	91,928	182,221
Office and miscellaneous	$ 13,184	$ 47,541	$ 81,695